Subsequent Events (Details)						1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 07, 2017 shares	May 12, 2017 USD ($) shares	Feb. 08, 2017 shares	Jan. 31, 2017 USD ($) shares	Nov. 22, 2016 USD ($)	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	May 31, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Subsequent Event
Amount of shares issued													$ 15,512,260
Restricted common stock
Subsequent Event
Stock issuable by the entity, if failing to abide of binding agreement (in shares) | shares	2,000,000		2,000,000
Common Stock
Subsequent Event
Amount of shares issued					$ 106,000								$ 286
Shares issued (in shares) | shares													2,860,000
Private investment
Subsequent Event
Shares issued (in shares) | shares								3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Proceeds from issuance of common stock										$ 3,227,134		$ 2,676,700
Private investment | Common Stock
Subsequent Event
Amount of shares issued							$ 500,000
Shares issued (in shares) | shares		16,480				170,455	222,222			416,996		1,348,601
Proceeds from issuance of common stock		$ 12,629				$ 150,000	$ 394,534			$ 550,434		$ 2,176,700
Napo
Subsequent Event
Merger Stock Conversion Ratio			33.33
Napo
Subsequent Event
Merger Stock Conversion Ratio			33.33
Percentage of voting interests (as a percent)				19.00%
Maximum amount of unsecured debt				$ 6,200,000
Napo | Common Stock
Subsequent Event
Amount of shares issued				$ 3,000,000
Shares issued (in shares) | shares				4,000,000
Napo | Convertible debt
Subsequent Event
Maximum amount of secured convertible debt				$ 11,300,000